Investments in Affiliates (Related Party Transactions with Affiliates, Accounted for by Equity Method) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in affiliates	¥ 5,863	¥ 6,005
Affiliates
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in affiliates	5,708	5,684
Kyocera's trade receivables from affiliates	89	79
Kyocera's equity in earnings of affiliates	(1,210)	(746)	¥ 296
Kyocera's sales to affiliates	¥ 716	¥ 252	¥ 273